UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21233

PARADIGM FUNDS

(Exact name of registrant as specified in charter)

Nine Elk Street, Albany, NY               12207-1002

(Address of principal executive offices)    (Zip code)

David DeLuca

Nine Elk Street, Albany, NY 12207-1002

(Name and address of agent for service)

Registrant's telephone number, including area code: (518) 431-3516

Date of fiscal year end: December 31

Date of reporting period: December 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Paradigm Value Fund

ANNUAL REPORT

December 31, 2004

Paradigm Value Fund

Annual Report

December 31, 2004

Dear Fellow Shareholder:

We enjoyed a very successful year in 2004.  We handily beat the Standard & Poor’s 600 Index and the Russell 2000 Value Index. The Fund also ranked as the top-performer in Morningstar’s small value category for the year 2004 out of 318 funds in the same category.

2004's market environment continued to be very favorably disposed to small stocks, particularly those characterized as value stocks. As you know our specialty is stock selection. Thus the valuations and individual company outlooks drive portfolio construction. In 2004, this strategy worked well. The result is that we were underweight in technology, the worst performing group and were helped by some stocks which had only peripheral relation to the major trends in the group. For example our biggest winner in technology was Innovative Solutions, a supplier to the aviation business.

Fortunately we were overweighed in energy stocks and with some good stock selection; we added considerable value in energy stocks. The benefit of higher energy prices also helped us in utilities where we had several stocks that make most of their money drilling natural gas.

What tipped the scale big for us were a few selections in Producer Durables. Our biggest winner was United Industrial Corp, a producer of Unmanned Aerial Vehicles for the Army. These devices which look like model planes, have sophisticated surveillance and communication equipment providing our troops real time intelligence on enemy locations and activity. And the Army wants to buy more.

In short, our analysis suggests that we were successful in delivering good stock selection across several industries. But that's all in the past. The New Year is looking challenging. While the economy is continuing to expand, valuations are high and rising interest rates are threatening to reduce equity valuations.

For your portfolio team at Paradigm Capital this does not change our methods or our goals. We endeavor to use our stock selection skills to add value over the long term. We are working harder to find great values and are being more cautious in evaluating the financial strength and earnings power of the stocks we select.

We continue to focus our stock analysis on the strength of the company's business franchise, the ability of the management team, the near-term prospects for improving returns and relative valuation. We believe that this simple strategy will continue to reward our investors over the long term.

Thank you for your confidence.

                                                                             Sincerely,

   John B. Walthausen, CFA

2004 Annual Report  1

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov.  The Fund’s Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Disclosure of Expenses

Shareholders of this Fund incur ongoing operating expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Mutual Shareholder Services, LLC, the Fund's transfer agent.  IRA accounts will be charged a $8.00 annual maintenance fee.The following example is intended to help you understand your ongoing expenses of investing in the Fund and to compare these expenses  with similar costs of investing in other mutual funds. The example is based on an investment of $1,000 invested in the Fund on June 30, 2004 and held through December 31, 2004.

The first line of the table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6) and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second line of the table below  provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by a shareholder for the period. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

           Expenses Paid

  Beginning                    Ending

                     During the Period*

                                                           Account Value           Account Value                  July 1, 2004 to

                                                 July 1, 2004           December 31, 2004          December 31, 2004

Actual                              $1,000.00                  $1,157.41                           $11.17

Hypothetical                     $1,000.00                  $1,014.78                           $10.43

(5% annual return

before expenses)

*    Expenses are equal to the Fund’s annualized expense ratio of 2.06% for the period of

                             July 1, 2004 to December 31, 2004, multiplied by  the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

2004 Annual Report  2

                                                                                                   PROXY VOTING GUIDELINES (Unaudited)

Paradigm Capital Management, Inc., the Fund’s Adviser, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Adviser in fulfilling this responsibility is available without charge on the Fund’s website at www.paradigm-funds.com. It is also included in the Fund's Statement of Additional Information, which is available on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how  the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30, 2004 is available without charge, upon request, by calling our toll free number(1-800-239-0732). This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Paradigm Value Fund

PARADIGM VALUE FUND

Sector Allocation

(As a Percentage of Common Stock Held)

2004 Annual Report  3

Paradigm Value Fund

PERFORMANCE INFORMATION

Average  Annual Rate of Return (%) for The Periods Ended December 31, 2004

(Fund Inception January 1, 2003)

December 31, 2004 NAV $37.51

      Since

1Year(A)

                Inception(A)

Paradigm Value Fund

                         32.09%

     45.71%

S&P 600 Index(B)                                   22.66%                              30.42%

Russell 2000 Value Index(C)

22.25%

                             33.61%

(A)1 Year and Since Inception returns include change in share prices and in each case includes reinvestment of any dividends and capital gain distributions.

(B)The S&P 600 index is a small capitalization benchmark index made up of 600 domestic stocks chosen for market size, liquidity and industry group representation whose composition is different from the Fund.

(C)The Russell 2000® Value Index is an unmanaged index of small-capitalization stocks with lower price-to-book ratios and lower forecasted growth values than the total population of small-capitalization stocks whose composition is different from the Fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS.  INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.  RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

2004 Annual Report  4

Paradigm Value Fund

		Schedule of Investments
		December 31, 2004
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Agricultural Chemicals
9,500	Lesco, Inc. *	122,455	0.84%

Air Transportation, Scheduled
21,500	Frontier Airlines *	245,315	1.69%

Air-Cond & Warm Air Heating Equipment
6,000	Mestek, Inc. *	108,600	0.75%

Aircraft Engines & Engine Parts
7,200	Heico Corp.	162,648
1,000	Heico Corp. New CL A	17,290
		179,938	1.24%

Canned, Frozen & Preserved Fruit, Veg & Food Specialties
5,000	Corn Products International	267,800	1.84%

Coating, Engraving & Allied Services
6,500	Material Sciences Corp. *	116,935	0.80%

Commercial Printing
18,000	Cadmus Communications Corp.	230,400	1.59%

Communications Equipment
33,800	Napco Security Systems *	447,174	3.08%

Communications Services
51,600	Raindance Communications *	119,712	0.82%

Construction Machinery & Equipment
39,000	Columbus McKinnon Corp. *	338,130	2.33%

Crude Petroleum & Natural Gas
5,000	Encore Acquisition Co. *	174,550
8,400	Harvest Natural Resources *	145,068
2,300	Southwestern Energy Co. *	116,587
		436,205	3.00%

Deep Sea Foreign Transportation
5,100	SEACOR Smit, Inc. *	272,340	1.87%

Electromedical & Electrotherapeutic Apparatus
20,000	Criticare Systems, Inc. *	71,600	0.49%

Electronic Components & Accessories
20,000	AVX Corp.	252,000	1.73%

Electronic Components
28,000	Spectrum Control *	203,280	1.40%

Fabricated Plate Work
1,000	Chart Industries *	49,000	0.34%

Fire, Marine & Casualty Insurance
29,000	21st Century Insurance Group	394,400	2.71%

Food and Kindred Products
11,500	Flowers Foods, Inc.	363,170	2.50%

Glass Products, Made of Purchased Glass
2,500	Apogee Enterprise, Inc.	33,525	0.23%

Greeting Cards
8,150	CSS Industries, Inc.	258,844	1.78%

Heavy Construction - Contractors
19,000	Foster Wheeler Ltd. *	301,530	2.08%

Industrial Inorganic Chemicals
4,000	Tor Minerals International, Inc. *	23,880	0.16%

Industrial Instruments For Measurement
14,000	K-Tron International, Inc. *	371,700	2.56%

Industrial Trucks, Tractors, Trailors, & Stackers
4,000	Cascade Corp.	159,800	1.10%

Instruments For Measuring & Testing of Electricity & Electric Signals
5,600	Allied Motion Technologies *	40,432	0.28%

*Non-Income Producing Securities.

The accompanying notes are an integral part of the

financial statements.

2004 Annual Report  5

Paradigm Value Fund

		Schedule of Investments
		December 31, 2004
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Insurance Agents, Brokers & Service
11,000	MIM Corp. *	69,960	0.48%

Insurance Carriers
11,000	Pre-Paid Legal Services, Inc. *	413,050	2.84%

Life Insurance
2,600	National Western Life Insurance Co. *	432,900	2.98%

Metal Doors, Sash, Frames, Moldings & Trim
2,000	Drew Industries, Inc. *	72,340	0.50%

Misc. Electrical Machinery, Equipment, & Supplies
15,000	United Industrial Corp. +	581,100	4.00%

Motor Vehicles & Passenger Car Bodies
3,500	Spartan Motors, Inc.	41,755	0.29%

Natural Gas Distribution
5,000	Semco Energy *	26,700
1,000	Western Gas Resources, Inc.	29,250
		55,950	0.39%

Nonferrous Foundries (Castings)
6,900	Superior Essex, Inc. *	129,720	0.89%

Office Furniture
12,000	Kimball International, Inc.	177,720	1.22%

Orthopedic, Prosthetic & Surgical Appliances & Supplies
16,500	Synovis Life Technologies, Inc. *	178,365	1.23%

Petroleum Refining
2,000	Frontier Oil Corp.	53,320
5,000	Suncor Energy, Inc.	177,000
		230,320	1.59%

Plastic Materials
2,700	Rogers Corp. *	116,370	0.80%

Plastics Products
6,300	Myers Industries, Inc.	80,640	0.56%

Public Building & Related Furniture
22,859	Virco Manufacturing Corp. *	171,671	1.18%

Railroads, Line-Haul Operating
18,000	Kansas City Southern * +	319,140	2.20%

Retail-Catalog & Mail-Order Houses
7,700	Blair Corp. +	274,582	1.89%

Retail-Drug Stores and Proprietary Stores
30,000	Chronimed, Inc. *	196,800	1.35%

Services-Automotive Repair, Services & Parking
11,500	Monro Muffler Brake, Inc. *	290,950	2.00%

Services-Business Services
17,000	EFUNDS Corp. *	408,170	2.81%

Services-Computer Integrated Systems Design
9,500	Intergraph Corp. *	255,835	1.76%

Services-Educational Services
15,100	Nobel Learning Communities, Inc. *	114,458	0.79%

Services-Equipment Rental & Leasing
40,000	Interpool, Inc. *	960,000	6.61%

Services-Help Supply Services
4,000	Volt Information Sciences, Inc. *	117,560	0.81%

Services-Engineering Services
6,500	Washington Group International Inc. * +	268,125	1.85%

Special Industry Machinery
25,200	Gerber Scientific, Inc. *	191,772	1.32%

+ Securities pledged as collateral on short positions.

*Non-Income Producing Securities.

The accompanying notes are an integral part of the

financial statements.

2004 Annual Report  6

Paradigm Value Fund

	Schedule of Investments
	December 31, 2004
Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Telephone Communications
4,500	Atlantic Tele-Network Inc.	146,250
10,000	Leap Wireless International, Inc. *	270,000
		416,250	2.87%

Wholesale Machinery Equipment
7,500	Aviall, Inc. *	172,275	1.18%

Wholesale Metals Service Centers & Offices
6,500	Metals USA, Inc. *	120,575	0.83%

Total for Common Stock (Cost $9,133,584)		$ 12,266,518	84.43%

Warrants
213	Chart Industries, Inc. (expires 9-15-2010)	3,515
30,000	Foster Wheeler Ltd. CL B (expires 9-27-2007)	21,300
		24,815	0.17%

	Total for Warrants (Cost $0)	24,815

Cash and Equivalents
541,283	SEI Daily Income Treasury Government CL B 1.50% **	541,283	3.73%
	(Cost $541,283)

Total Investment Securities		12,832,616	88.33%
	(Cost $9,674,867)

Assets in Excess of Liabilities		1,695,719	11.67%

Net Assets		$ 14,528,335	100.00%

Securities Sold Short
Common Stock
2,000	First Marblehead Corp. *	$ 112,500
4,000	Hudson City Bancorp	147,280

	Total Securities Sold Short (Proceeds - $ 255,549)	$ 259,780

*Non-Income Producing Securities.

**Variable Rate Security; The Coupon Rate shown represents the rate at December 31, 2004.

The accompanying notes are an integral part of the

financial statements.

2004 Annual Report  7

Paradigm Value Fund

Statement of Assets and Liabilities
December 31, 2004

Assets:
Investment Securities at Market Value	$ 12,832,616
(Identified Cost - $9,674,867)
Cash	1,821,000
Dividend Receivable	12,152
Interest Receivable	1,288
Deposits with Broker for Securities Sold Short	227,123
Total Assets	14,894,179
Liabilities:
Securities Sold Short, at Market Value (Proceeds - $ 255,549)	259,780
Payable to Adviser	16,084
Payable for Securities Purchased	89,980
Total Liabilities	365,844
Net Assets	$ 14,528,335
Net Assets Consist of:
Capital Paid In	$ 11,383,792
Accumulated Realized Loss on Investments - Net	(8,975)
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	3,153,518
Net Assets, for 387,337 Shares Outstanding	$ 14,528,335
( Unlimited shares authorized)
Net Asset Value and Redemption Price
Per Share ($14,528,335/387,337 shares)	$ 37.51

Statement of Operations
For the Year Ended December 31, 2004

Investment Income:
Dividends	$ 53,270
Interest	3,781
Total Investment Income	57,051
Expenses: (Note 3)
Investment Adviser Fees	166,483
Dividend Expense on Securities Sold Short	2,960
Total Expenses	169,443

Net Investment Loss	(112,392)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	319,021
Realized Loss on Short Positions	(25,812)
Change in Unrealized Appreciation on Investments	2,357,952
Change in Unrealized Depreciation on Short Positions	(4,231)
Net Realized and Unrealized Gain on Investments	2,646,930

Net Increase in Net Assets from Operations	$ 2,534,538

The accompanying notes are an integral part of the

financial statements.

2004 Annual Report  8

Paradigm Value Fund

Statement of Changes in Net Assets

	1/1/2004	1/1/2003 *
	to	to
	12/31/2004	12/31/2003
From Operations:
Net Investment Loss	$ (112,392)	$ (29,669)
Net Realized Gain on Investments	293,209	468,368
Change in Net Unrealized Appreciation	2,353,721	799,790
Increase in Net Assets from Operations	2,534,538	1,238,489
From Distributions to Shareholders:
Net Investment Income	0	0
Net Realized Gain from Security Transactions	(189,792)	(438,815)
Change in Net Assets from Distributions	(189,792)	(438,815)
From Capital Share Transactions:
Proceeds From Sale of Shares	8,240,657	2,902,668
Shares Issued on Reinvestment of Dividends	189,792	438,815
Cost of Shares Redeemed	(459,773)	(28,244)
Net Increase from Shareholder Activity	7,970,676	3,313,239

Net Increase in Net Assets	10,315,422	4,112,913

Net Assets at Beginning of Period	4,212,913	100,000
Net Assets at End of Period
(Including Accumulated Undistributed Net Investment Income of -0-)	$ 14,528,335	$ 4,212,913

Share Transactions:
Issued	250,688	127,034
Reinvested	5,094	15,184
Redeemed	(14,558)	(1,105)
Net Increase in Shares	241,224	141,113
Shares Outstanding Beginning of Period	146,113	5,000
Shares Outstanding End of Period	387,337	146,113

Financial Highlights

Selected data for a share outstanding throughout the period:	1/1/2004	1/1/2003 *
	to	to
	12/31/2004	12/31/2003

Net Asset Value - Beginning of Period	$ 28.83	$ 20.00
Net Investment Loss	(0.44)	(0.33)
Net Gains on Securities (realized and unrealized)	9.69	12.52
Total from Investment Operations	9.25	12.19

Distributions (From Net Investment Income)	0.00	0.00
Distributions (From Capital Gains)	(0.57)	(3.36)
Total Distributions	(0.57)	(3.36)

Net Asset Value - End of Period	$ 37.51	$ 28.83
Total Return	32.09%	60.89%

Ratios/Supplemental Data
Net Assets - End of Period	$ 14,528,335	$ 4,212,913

Ratio of Expenses to Average Net Assets,
Excluding Dividends on Securities Sold Short	1.99%	2.00%
Ratio of Dividend Expense on Securities Sold Short	0.04%	0.00%
Ratio of Expenses to Average Net Assets	2.03%	2.00%
Ratio of Net Investment Loss to Average Net Assets	-1.34%	-1.28%

Portfolio Turnover Rate	91.66%	138.81%

*Commencement of operations.

The accompanying notes are an integral part of the

financial statements.

2004 Annual Report  9

NOTES TO FINANCIAL STATEMENTS

PARADIGM VALUE FUND

December 31, 2004

1.)

ORGANIZATION

Paradigm Value Fund (the "Fund") is a non-diversified series of the Paradigm Funds (the "Trust"), a management investment company.  The Trust was organized in Ohio as a business trust on September 13, 2002 and may offer shares of beneficial interest in a number of separate series, each series representing a distinct fund with its own investment objectives and policies.  The Fund commenced operation on January 1, 2003.  The Fund's primary investment objective is capital appreciation.

2.)

SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:  Securities  that are  traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

SHARE VALUATION: The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share.

SECURITY TRANSACTIONS: Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.  The Fund uses the specific identification basis in computing gain or loss on sale of investment securities.  Discounts and premiums on fixed income securities purchased are amortized over the life of the respective securities.

SHORT SALES: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

INCOME TAXES: The Fund’s policy is to continue to comply with the requirements of Sub-Chapter M of the Internal Revenue Code that are applicable to regulated investment compa-

2004 Annual Report  10

Notes to the Financial Statements - continued

nies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations or net asset values per share of the Fund. For the fiscal year and period ended December 31, 2004, net investment loss of $112,392 was reclassed to accumulated undistributed net realized short-term gains.

3.)

 INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with Paradigm Capital Management, Inc. (the “Adviser”).  Under the terms of the Management Agreement the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund.  The Adviser also pays the salaries and fees of all of its officers and employees that serve as officers and trustees of the Trust.  For its services, the Adviser receives an annual investment management fee from the Fund of 2.00% of the average daily net assets of the Fund.  As a result of the above calculation, for the year ended December 31, 2004, the Adviser earned management fees totaling $166,483, of which $16,084 is still due to the Adviser.  The Adviser pays all operating expenses of the Fund with the exception of taxes, brokerage fees and commissions, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), 12b-1 expenses and extraordinary expenses.

A shareholder and control person of the Adviser also serves as a trustee/officer of the Fund.  This individual receives benefits from the Adviser resulting from management fees paid to the Adviser of the Fund.

The Trustees who are not interested persons of the Fund were paid $2,000 in Trustees fees through December 31, 2004. Under the Management Agreement, the Adviser pays these fees.

4.) INVESTMENTS

For the fiscal year ended December 31, 2004, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $12,474,583 and $7,247,275 respectively. There were no purchases or sales of U.S. Government obligations.

2004 Annual Report  11

Notes to the Financial Statements - continued

For federal income tax purposes, the cost of investments owned at December 31, 2004 was $9,634,885.  The difference between book cost and tax cost consists of wash sales in the amount of $39,982.  At December 31, 2004, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation

(Depreciation)

Net Appreciation (Depreciation)

 $3,194,066

   ($80,530)

                           $3,113,536

5.)

 CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting shares of a fund creates a presumption of control of the Fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2004, Bruce Barth held, in aggregate, 28.78% of the Fund.

6.) CAPITAL SHARES

At December 31, 2004 an indefinite number of shares of beneficial interest were authorized.  387,337 shares were issued and outstanding and paid in capital was $11,383,792.

7.) DISTRIBUTION TO SHAREHOLDERS

There was a year end long-term capital gain of $0.4865 per share and a short-term capital gain of $0.0824 paid on December 30, 2004.

The tax character of distributions paid during fiscal years 2003 and 2004 was as follows:

Distributions paid from

                                            2004                            2003

Ordinary Income .                                      $          -0-                  $          -0-

Short-Term Capital Gain                                   27,490                      438,815

Long-Term Capital Gain                                  162,302                              -0-

                                                                  $ 189,792                   $ 438,815

As of December 31, 2004, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

Undistributed ordinary

income/(accumulated losses)                  $            -0-

Undistributed long-term capital

gain/(accumulated losses)                              31,007

Unrealized appreciation/(depreciation)                     3,113,536

                                                                        $ 3,144,543

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

2004 Annual Report  12

Cohen McCurdy

            Cohen McCurdy, Ltd.

Certified Public Accountants

826 Westpoint Pkwy., Suite 1250

Westlake, OH 44145-1594

440.835.8500

440.835.1093

www.cohenmccurdy.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and

Board of Trustees

Paradigm Value Fund

We have audited the accompanying statement of assets and liabilities of the Paradigm Value Fund, including the schedule of investments, as of December 31, 2004, and the related statements of operations and changes in net assets, and the financial highlights for the year then ended.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.  The statement of changes in net assets and financial highlights for the year ended December 31, 2003 were audited by McCurdy & Associates CPA's, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd.  McCurdy & Associates CPA's, Inc. expressed an unqualified opinion on those statements.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of investments and cash owned as of December 31, 2004 by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Paradigm Value Fund as of December 31, 2004, the results of its operations, changes in its net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy, Ltd.

Westlake, Ohio

February 17, 2005

2004 Annual Report  13

TRUSTEES AND OFFICERS

Unaudited

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.  The Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, is indicated by a (2).

Interested Trustees and Officers

Name, Address (1), and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee or Officer
Candace King Weir(2), Year of Birth: 1944 David J. DeLuca Year of Birth: 1952 Robert A. Benton, Year of Birth: 1954	President and Trustee Secretary and Chief Compliance Officer Treasurer	Infinite Term, Since 2002 Infinite Term, Since 2004 Infinite Term, Since 2002

President of C.L. King & Associates, a registered broker dealer (1972 - current), President of Paradigm Capital Management, Inc. (1993 - current), Investment Manager and principal of PCM Ventures LLC (Jan. 1997 - current). Investment Manager of PCM Ventures International, LLC (Nov. 2001 to current) and   Investment Manager of PCM Ventures II, LLC (June 2003 - current).

Senior Vice President and Chief Financial Officer of Paradigm Capital Management, Inc. (Mar. 2004-current). Senior Vice President and Chief Financial Officer of Troy Financial Corporation (Dec. 2000-Jan. 2004). Vice President and Chief Financial Officer of Catskill Financial Corporation (Aug. 1996- Nov. 2000).

Senior Vice President and Chief Financial Officer of Paradigm Capital Management, Inc. (Feb. 2001 - Mar. 2004). Senior Vice President and Chief Financial Officer of C.L. King & Associates, a registered broker dealer (Feb. 2001- current).

				3 NA NA	None NA NA

Independent Trustees

Name, Address(1), and Age	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen By Trustee	Other Directorships Held By Trustee or Officer
M. Bruce Cohen(3), Year of Birth:1942 Lewis Golub(4), Year of Birth:1931 Anthony J. Mashuta Year of Birth:1956	Independent Trustee Independent Trustee Independent Trustee	Infinite Term, Since 2002 Infinite Term, Since 2002 Infinite Term, Since 2004

Managing Partner Pricewaterhouse-Coopers LLP Capital Region Office (1986 -2000), Cluster Managing Partner Price-waterhouseCoopers Upstate New York (1992 - 1998).

Chairman of the Board, Golub Corporation - DBA Price Chopper Supermarkets (1950 - current).

President and Chairman of the Board of Cool Insuring Agency, Inc. (1998-current).

				1 1 3	Hudson River Bancorp, Inc. None Hudson River Bancorp, Inc.

(1) The address of each trustee and officer is c/o Paradigm Funds, Nine Elk Street, Albany, NY 12207.

(2) Candace King Weir is considered an "interested person" as defined in Section 2(a)(19) of the Investment Company Act of 1940 by virtue of her affiliation with the Adviser. Candace King Weir is the general partner of both PCM Partners, LP II and the PCM Partners International, LTD.

(3) Mr. Cohen is a limited partner in the PCM Partners, LP II and the PCM Partners International, LTD.  As of December 31, 2004, he owned 0.06% of the PCM Partners, LP II partnership, the value of which was $222,293 and 2.87% of the PCM Partners International, LTD partnership, the value of which was $740,478.  M. Bruce Cohen resigned as a trustee on January 18, 2005.

(4) Mr. Golub is a limited partner in the PCM Partners, LP II.  As of December 31, 2004, he owned 0.57% of the PCM Partners, LP II partnership, the value of which was $2,114,283.

The Statement of Additional Information includes additional information about the Fund’s Trustees and may be obtained without charge  by calling 1-800-239-0732.

Board of Trustees

M. Bruce Cohen

Lewis Golub

Candace King Weir

Anthony Mashuta

Investment Adviser

Paradigm Capital Management, Inc.

Nine Elk Street

Albany, NY 12207-1002

Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Custodian

U.S. Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Dividend Paying Agent,

Shareholders' Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, OH 44141

Fund Administrator

Premier Fund Solutions, Inc.

480 N. Magnolia Avenue, Suite 103

El Cajon, CA 92020

Independent Auditors

Cohen McCurdy Ltd.

826 Westpoint Pkwy., Suite 1250

Westlake, OH 44145-1594

This report is provided for the general information of the shareholders of the Paradigm Value Fund.  This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that M. Bruce Cohen is an audit committee finical expert. Mr. Cohen is independent for purposes of this Item 3. Mr. Cohen resigned as a trustee on January 18, 2005. Following Mr. Cohen's resignation, t he registrant's Board of Trustees has determined that it does not have an audit committee financial expert serving on its audit committee. The registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant's level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a-d)  The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant to the registrant. The principal accountant has provided no services to the adviser or any entity controlled by, or under common control with the adviser that provides ongoing services to the registrant.

	FYE 12/31/04	FYE 12/31/03
Audit Fees	$11,720	$1,300
Audit-Related Fees	$0	$0
Tax Fees	$990	$0
All Other Fees	$985	$0

Nature of Tax Fees: preparation of tax statements.

Nature of All Other Fees: Review of Semi-Annual Report.

(e) (1) The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e) (2)  None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g)  The following table indicates the aggregate non-audit fees billed by the registrant’s principal accountant for services to the registrant , the registrant’s investment adviser (not sub-adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant,  for the last two years.

Non-Audit Related Fees	FYE 12/31/04	FYE 12/31/03
Registrant	$1,975	$0
Registrant’s Investment Adviser	$0	$0

(h)  Not applicable. The principal accountant provided no services to the investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.   Not applicable. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 10.  Controls and Procedures.

(a)

The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a3(c) under the Investment Company Act of 1940 (the “Act”)) are effective as of a date 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the elevation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b)

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

 (a)(1)

Code of Ethics. Filed herewith.

(a)(2)

Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Paradigm Funds

By : /s/ Candace King Weir

Candace King Weir

President

Date:          2-25-2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Candace King Weir

Candace King Weir

President

Date:          2-25-2005

By : /s/ Robert A. Benton

Robert A. Benton

Chief Financial Officer

Date:          2-25-2005